Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
OPERATING ACTIVITIES
Net income	$ 3,004,260	$ 103,535
Adjustment to reconcile net income to net cash used in operating activities:
Stock-based compensation	1,137,042	386,121
Non-cash revenue from the receipt of equity	(1,187,500)	(2,319,532)
Unrealized gain on equity securities	(3,275,745)
Debt forgiveness	(1,904,302)
Provision for bad debts		29,000
Changes in deferred taxes	548,000	42,288
Changes in non-cash working capital balances:
Accounts receivable	(900,242)	(1,001,586)
Prepaid expenses	21,983	(3,144)
Accounts payable and accrued expenses	138,797	250,587
Accounts payable - related party		37,314
Deferred revenue	24,991	(67)
Accrued interest payable	89,258
Net cash used in operating activities	(2,303,458)	(2,475,484)
INVESTING ACTIVITIES
Proceeds from purchase of funding portal		364,939
Loans to affiliates	(202,000)
Investment in affiliate	(117,166)
Net cash provided by investing activities	(319,166)	364,939
FINANCING ACTIVITIES
Proceeds from SBA loans		2,385,800
Proceeds from stock subscriptions	625,799
Cash flow provided by (used in) financing activities	625,799	2,385,800
Net increase (decrease) in cash	(1,996,825)	275,255
Cash and cash equivalents, beginning of the period	2,473,959	11,206
Cash and cash equivalents, end of the period	477,134	286,461
Supplemental disclosure of cash flow information:
Cash paid for taxes
Cash paid for interest	1,592	1,595
Supplemental Non-Cash Financing Information:
Common stock issued to purchase subsidiary	488,500
Common stock issued to purchase 10% interest in Caesar Media Group Inc.	500,000
Common stock issued to reduce related party payable	$ 3,523,462